SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Translation, Revenues, Advertising, Government Funds, and Comprehensive Income (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) RUB / $	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2016 RUB RUB / $
Multiple Foreign Currency Exchange Rates [Abstract]
Exchange rate of RUB to $1.00	60.6569				60.6569
Advertising Revenues
Advertising sales commissions and bonuses	$ 92.9	RUB 5,633	RUB 4,113	RUB 3,594
Advertising and Promotional Expenses
Promotional and advertising expenses	117.6	RUB 7,132	2,738	RUB 1,741
Comprehensive Income
Accumulated other comprehensive income	$ 14.9		RUB 3,099		RUB 896
Russia | Minimum
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	15.00%	15.00%	15.00%	10.00%
Russia | Maximum
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	30.00%	30.00%	30.00%	30.00%